CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Jun. 30, 2026
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 32. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rules 12-04(a), 5-04(c), and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirements and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary and VIEs exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries and VIEs shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries and VIEs in the form of loans, advances, or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and the respective profit or loss as “Equity in earnings of subsidiaries and VIEs” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of June 30, 2025 and June 30, 2026, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

RECON TECHNOLOGY, LTD

PARENT COMPANY BALANCE SHEETS (UNAUDITED)

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
ASSETS
Cash	¥58,938,178	¥11,953,256	$1,761,692
Short-term investments	3,599,211	—	—
Due from intercompany*	467,888,857	661,896,728	97,551,507
Other current assets	101,882,614	603,033	88,875
Total Current Assets	632,308,860	674,453,017	99,402,074

Investment in subsidiaries and VIEs	(162,651,169)	(106,583,828)	(15,708,512)
Total Assets	¥469,657,691	¥567,869,189	$83,693,562

LIABILITIES AND SHAREHOLDERS’ EQUITY
Other current liabilities	2,229,485	1,542,050	227,270
Total Current Liabilities	2,229,485	1,542,050	227,270

Warrant liability - non-current	688	—	—
Total Liabilities	¥2,230,173	¥1,542,050	$227,270

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A ordinary shares, $0.02 U.S. dollar par value, 2,500,000 shares authorized and $0.02 U.S. dollar par value, 15,000,000 shares authorized as of June 30, 2025 and June 30, 2026, respectively; 53,154 shares and 353,154 shares issued and outstanding as of June 30, 2025 and June 30, 2026, respectively**	101,548	142,646	21,023
Class B ordinary shares, $0.0001 U.S. dollar par value, 80,000,000 shares authorized and $0.0001 U.S. dollar par value, 200,000,000 shares authorized as of June 30, 2025 and June 30, 2026, respectively; 20,000,000 shares and 20,000,000 shares issued and outstanding as of June 30, 2025 and June 30, 2026, respectively	14,038	14,038	2,069
Additional paid-in capital	692,569,747	827,448,759	121,950,857
Accumulated deficit	(258,751,710)	(288,411,758)	(42,506,633)
Accumulated other comprehensive income	33,493,895	27,133,454	3,998,976
Total Shareholders’ Equity	467,427,518	566,327,139	83,466,292

Total Liabilities and Shareholders’ Equity	¥469,657,691	¥567,869,189	$83,693,562
*	Due from intercompany are eliminated upon consolidation.
**	Retrospectively restated for the 1-for-200 reverse stock split effective on August 18, 2026.

RECON TECHNOLOGY, LTD

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (UNAUDITED)

	For the years ended June 30,
	2024	2025	2026	2026
	RMB	RMB	RMB	US Dollars
Revenue	¥—	¥—	¥—	$—
Cost of revenue	—	—	—	—

Gross profit	—	—	—	—

General and administrative expenses	44,012,602	27,947,713	31,152,145	4,591,258
Provision for credit losses	—	—	—	—
Loss from operations	(44,012,602)	(27,947,713)	(31,152,145)	(4,591,258)

Fair value changes of warrants liability	(933,995)	6,226	671	99
Other income	17,386,784	8,950,199	2,878,285	424,207

Equity in loss of subsidiaries, VIEs and VIEs’ subsidiaries	(22,311,446)	(23,597,266)	(1,386,859)	(204,398)

Net loss	¥(49,871,259)	¥(42,588,554)	¥(29,660,048)	$(4,371,350)

Foreign currency translation adjustment	2,009,476	(3,642,754)	(6,360,441)	(937,413)
Comprehensive loss attributable to the Company	¥(47,861,783)	¥(46,231,308)	¥(36,020,489)	$(5,308,763)

RECON TECHNOLOGY, LTD

PARENT COMPANY STATEMENTS OF CASH FLOWS (UNAUDITED)

	For the years ended June 30,
	2024	2025	2026	2026
	RMB	RMB	RMB	US Dollars

Cash flows from operating activities:
Net loss	¥(49,871,259)	¥(42,588,554)	¥(29,660,048)	$(4,371,350)
Adjustments to reconcile net cash flows from operating activities:
Changes in warrants liabilities	933,995	(6,226)	(671)	(99)
Amortization of offering cost of warrants	—	—	—	—
Provision for doubtful accounts	—	—	—	—
Restricted shares issued for management and employees	22,427,682	10,279,881	12,687,016	1,869,835
Accrued interest income from loans to third parties	(4,058,536)	(8,253,064)	—	—
Accrued interest income from short-term investment	(885,394)	(17,411)	—	—
Restricted shares issued for services	1,070,143	—	—	—
Expensing of deferred financing costs	—	—	2,190,469	322,835
Equity in earnings of subsidiaries and VIEs	22,311,446	23,597,266	1,386,859	204,398
Other current assets	3,743,536	(89,032)	88,158	12,992
Other current liabilities	(1,474,244)	(261,185)	(687,433)	(101,315)

Net cash used in operating activities	(5,802,631)	(17,338,325)	(13,995,650)	(2,062,704)

Cash flows from investing activities:
Investment in consolidated entity	—	—	(29,854,440)	(4,400,000)
Repayments from loans to third parties	75,987,831	100,000,000	93,770,082	13,820,000
Payments made for loans to third parties	(165,837,504)	(21,490,800)	—	—
Payments for short-term investments	(87,206,400)	(3,581,800)	—	—
Redemption of short-term investments	—	87,239,515	3,496,550	515,328
Due from intercompany, VIEs and VIEs’ subsidiaries	(84,211,565)	(92,151,863)	(194,007,871)	(28,593,222)

Net cash (used in) provided by investing activities	(261,267,638)	70,015,052	(126,595,679)	(18,657,894)

Cash flows from financing activities:
Proceeds from sale of common share, net of issuance costs	77,711,533	(2,529,724)	122,233,094	18,014,929
Redemption of warrants	(32,617,499)	—	—	—
Net cash (used in) provided by financing activities	45,094,034	(2,529,724)	122,233,094	18,014,929

Effect of exchange rate fluctuation on cash	2,302,664	(7,681,843)	(28,626,687)	(4,219,052)

Net increase (decrease) in cash	(219,673,571)	42,465,160	(46,984,922)	(6,924,721)

Cash, beginning of year	236,146,589	16,473,018	58,938,178	8,686,413

Cash, end of year	¥16,473,018	¥58,938,178	¥11,953,256	$1,761,692